Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2022
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Details of Sustainability-Linked Revolving Credit Facility

	June 30	December 31
(in thousands)	2022	2021
Current portion	$-	$-
Long-term portion	-	-

Gross bank debt outstanding 1	$-	$-

1)	There is $5 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other (see Note 26).

Summary of Lease Liabilities Explanatory
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

	June 30	December 31
(in thousands)	2022	2021
Current portion	$824	$813
Long-term portion	1,619	2,060

Total lease liabilities	$2,443	$2,873

Summary of Finance Lease Maturity Analys is Explanatory
The maturity analysis, on an undiscounted basis, of these leases is as follows:

June 30
(in thousands)	2022
Not later than 1 year	$895
Later than 1 year and not later than 5 years	1,677
Later than 5 years	-

Total lease liabilities	$2,572

Summary of Company's Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2022	2021	2022	2021

Interest Expense During Period
Average principal outstanding during period		$-	$-	$-	$39,011
Average effective interest rate during period	18.1	n.a.	n.a.	n.a.	1.17%
Total interest expense incurred during period		$-	$-	$-	$229
Costs related to undrawn credit facilities	18.1	1,297	1,325	2,639	2,636
Interest expense - lease liabilities	18.2	24	32	50	65
Letters of guarantee	5.3	68	-	122	-
Total finance costs		$1,389	$1,357	$2,811	$2,930